UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.7%
County of Jefferson Alabama, RB, Limited Obligation School Improvement Bonds, Series A:
5.25%, 1/01/19	$1,000	$992,880
5.25%, 1/01/20	1,000	993,280
5.50%, 1/01/21	1,200	1,194,156
5.50%, 1/01/22	1,105	1,099,453
Phenix City IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, 3.63%, 5/15/30	5,850	4,592,893

		8,872,662

Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	9,360	8,795,686

Arizona — 1.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital:
Series A, 5.00%, 2/01/34	6,340	5,999,605
Series B, 5.00%, 2/01/33	1,810	1,723,844
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	6,000	5,366,880
Phoenix IDA, RB, Facility, Eagle College Preparatory Project, Series A:
4.50%, 7/01/22	780	761,904
5.00%, 7/01/33	1,000	904,620

		14,756,853

California — 24.6%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Odd Fellows Home California, Series A, 5.00%, 4/01/32	4,500	4,574,160
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub Lien, Series A (AMBAC), 5.81%, 10/01/30 (a)	10,530	3,996,346
Anaheim California Public Financing Authority, Refunding RB, Electric Distribution System, Series A, 4.00%, 10/01/31	17,080	16,361,444

Municipal Bonds	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, Refunding RB, Adventist Health System/West, Series A:
4.00%, 3/01/27	$4,270	$4,089,208
4.00%, 3/01/28	8,490	7,942,225
4.00%, 3/01/33	61,485	52,888,782
California HFA, RB, S/F Home Mortgage, Series I, AMT, 4.70%, 8/01/26	10,000	9,621,700
California Municipal Finance Authority, RB, Biola University:
4.00%, 10/01/27	750	687,068
5.00%, 10/01/29	660	662,020
5.00%, 10/01/30	500	505,435
4.00%, 10/01/33	2,500	2,089,475
California Pollution Control Financing Authority, RB, Poseidon Resources Desalination Project, AMT, 5.00%, 7/01/30 (b)	18,845	17,474,592
California State Public Works Board, RB:
Judicial Council Projects, Series A, 5.00%, 3/01/31	5,000	5,219,500
Judicial Council Projects, Series A, 5.00%, 3/01/32	5,000	5,200,100
Judicial Council Projects, Series A, 5.00%, 3/01/33	5,220	5,408,755
Series D, 5.00%, 9/01/28	5,090	5,399,217
Series D, 5.00%, 9/01/29	5,350	5,618,516
Series D, 5.00%, 9/01/30	2,620	2,735,175
Series D, 5.00%, 9/01/31	2,905	3,009,725
Series D, 5.00%, 9/01/32	6,060	6,242,830
Series E, 5.00%, 9/01/28	2,240	2,376,080
Series E, 5.00%, 9/01/29	2,355	2,473,197
Series E, 5.00%, 9/01/30	2,475	2,583,801
Series E, 5.00%, 9/01/31	2,600	2,693,730
Series E, 5.00%, 9/01/32	2,280	2,348,788
California Statewide Communities Development Authority, RB, American Baptist Homes of the West, Series A:
5.00%, 10/01/23	1,500	1,585,860
5.00%, 10/01/28	650	654,154
5.00%, 10/01/33	2,275	2,109,698
California Statewide Communities Development Authority, Refunding RB:
Episcopal Communities & Services, 5.00%, 5/15/27	500	505,275
Episcopal Communities & Services, 5.00%, 5/15/32	1,000	961,410

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, Refunding RB (concluded):
Eskaton Properties, Inc., 5.25%, 11/15/34	$2,500	$2,386,625
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	18,500	19,918,395
City & County of San Francisco California Redevelopment Agency, Refunding, Special Tax Bonds, No. 6 Mission Bay South Public Improvements, Series A:
5.00%, 8/01/28	1,000	1,019,810
5.00%, 8/01/29	1,300	1,317,381
5.00%, 8/01/33	1,335	1,333,238
Corona-Norco Unified School District, Refunding, Special Tax Bonds, Senior Lien, Series A, 5.00%, 9/01/32	1,250	1,208,462
County of Los Angeles California Public Works Financing Authority, Refunding RB, Multiple Capital Projects II:
5.00%, 8/01/30	2,500	2,637,525
5.00%, 8/01/31	3,000	3,138,240
5.00%, 8/01/32	3,000	3,118,320
5.00%, 8/01/33	2,500	2,593,075
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/30	1,200	1,270,416
5.00%, 11/01/31	1,500	1,577,685
5.00%, 11/01/32	1,500	1,567,425
5.00%, 11/01/33	1,200	1,235,940
El Camino Community College District, GO, CAB, Election of 2002, Series C (a):
5.00%, 8/01/30	9,090	3,974,784
5.15%, 8/01/31	12,465	5,054,931
5.22%, 8/01/32	17,435	6,634,541
Escondido Union High School District, GO, CAB, Election of 2008, Series A (AGC) (a):
5.34%, 8/01/32	1,675	623,569
5.40%, 8/01/33	2,865	1,000,200
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/30	1,500	1,536,675
Grossmont Union High School District, GO, CAB, Election of 2004, 5.40%, 8/01/32 (a)	29,015	10,683,903

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFUEL Corp., Los Angeles International, AMT:
4.50%, 1/01/27	$5,000	$4,984,950
5.00%, 1/01/32	4,110	4,131,619
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	2,837,175
Poway Unified School District, GO, CAB, Election of 2008, Series A (a):
4.77%, 8/01/27	10,000	5,231,800
5.19%, 8/01/30	10,000	4,239,100
5.40%, 8/01/32	12,500	4,602,750
Poway Unified School District Public Financing Authority, Refunding, Special Tax Bonds:
5.00%, 9/15/26	935	975,673
5.00%, 9/15/29	1,205	1,212,676
5.00%, 9/15/32	995	986,543
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 8/01/30	10,000	9,233,400
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 8/01/31	15,660	14,635,993
4.00%, 8/01/32	17,010	15,675,736
4.00%, 8/01/33	5,665	5,171,692
San Diego Community College District, GO, Election of 2006, 5.57%, 8/01/30 (a)	5,000	1,993,350
Westlands California Water District, Refunding RB, Series A (AGM):
5.00%, 9/01/30	1,000	1,055,450
5.00%, 9/01/31	1,000	1,048,690
5.00%, 9/01/32	1,000	1,042,720

		330,908,723

Colorado — 6.7%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	700,791
5.50%, 12/01/29	750	776,978
5.38%, 12/01/33	1,500	1,505,715
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series B, 4.00%, 11/15/31	37,800	35,570,556

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Covenant Retirement Communities, Series A:
4.50%, 12/01/33	$4,595	$3,950,184
5.00%, 12/01/33	3,000	2,781,030
Commerce City Colorado-Northern Infrastructure General Improvement District, GO, Refunding, Improvement (AGM):
5.00%, 12/01/26	2,770	3,059,050
5.00%, 12/01/28	1,560	1,686,422
5.00%, 12/01/29	1,070	1,149,105
5.00%, 12/01/31	500	527,225
5.00%, 12/01/32	800	838,648
Denver West Metropolitan District, GO, Refunding, Series A (AGM), 4.00%, 12/01/32	6,250	5,906,062
Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds:
4.00%, 12/01/23	1,000	925,260
4.10%, 12/01/24	5,080	4,653,737
4.20%, 12/01/25	5,280	4,823,808
4.50%, 12/01/30	4,305	3,867,181
State of Colorado, COP, Refunding, Fitzsimons Academic Projects, 4.00%, 11/01/30	12,675	12,309,073
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	505	448,642
University of Colorado Hospital Authority, RB, Series A, 5.00%, 11/15/27	4,000	4,257,920

		89,737,387

Connecticut — 1.4%
City of Hartford, GO, Refunding, Series A:
4.00%, 4/01/29	8,390	8,145,012
4.00%, 4/01/32	1,500	1,387,215
Connecticut HFA, Refunding RB, M/F Housing Mortgage Finance Program, Sub-Series F-1, 3.00%, 11/15/32	12,020	9,974,917

		19,507,144

District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, 6.00%, 7/01/33	1,700	1,800,844

Municipal Bonds	Par (000)	Value

Florida — 10.8%
City of North Miami Beach, Refunding RB:
4.00%, 8/01/27	$3,325	$3,346,446
5.00%, 8/01/29	3,650	3,867,211
5.00%, 8/01/30	4,020	4,223,131
5.00%, 8/01/31	4,235	4,430,149
5.00%, 8/01/32	4,445	4,620,311
City of Tampa Florida, Refunding RB, Series A:
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/29	6,000	5,789,400
County of Hillsborough Florida Expressway Authority, 4.00%, 7/01/30	6,395	6,065,785
H Lee Moffitt Cancer Center Project, 4.00%, 9/01/33	10,000	8,983,400
County of Broward Florida, RB, Fort Lauderale Fuel System Revenue, AMT:
5.00%, 4/01/30	600	606,264
5.00%, 4/01/33	740	740,518
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	7,300	7,320,659
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25	5,250	4,427,797
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A:
4.00%, 4/01/31	2,930	2,678,020
4.00%, 4/01/32	1,000	899,480
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Sub-Series B, 5.00%, 10/01/32	10,000	10,333,800
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A:
5.00%, 7/01/30	5,530	5,778,795
5.00%, 7/01/31	5,000	5,192,000
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 5/01/32	10,000	10,312,800
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (a):
4.09%, 6/01/25	2,155	1,348,577
4.35%, 6/01/26	2,655	1,545,529
4.64%, 6/01/27	3,095	1,660,096
4.77%, 6/01/28	3,795	1,908,430

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B (a) (concluded):
4.93%, 6/01/29	$3,795	$1,777,312
5.10%, 6/01/30	2,000	868,180
5.27%, 6/01/31	1,295	519,321
5.32%, 6/01/32	2,495	940,415
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 5/01/31	1,200	1,066,896
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corporation Project, AMT, 5.00%, 11/15/26	2,000	1,841,220
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/29	4,685	4,448,923
4.50%, 11/01/30	2,895	2,708,475
4.50%, 11/01/31	3,200	2,947,232
4.50%, 11/01/32	2,300	2,094,173
4.50%, 11/01/33	2,080	1,878,698
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/30	3,825	4,151,617
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Phase I:
3.50%, 5/01/28	2,145	1,888,994
4.00%, 5/01/33	1,245	1,092,463
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Phase II:
3.50%, 5/01/28	4,090	3,601,859
4.00%, 5/01/34	2,610	2,280,696
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 5/01/29	6,475	5,906,560
Village Community Development District No. 10, Sumter County Special Assessment Bonds:
4.50%, 5/01/23	3,870	3,655,060
5.00%, 5/01/32	5,985	5,561,561

		145,308,253

Georgia — 0.8%
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 3.45%, 12/01/32	12,050	10,165,500

Guam — 0.8%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/30	10,000	10,150,500

Municipal Bonds	Par (000)	Value

Idaho — 0.7%
Idaho Housing and Finance Association, RB, Series A, 4.00%, 7/15/30	$10,000	$9,691,000

Illinois — 13.5%
City of Chicago Illinois, GO:
CAB (NPFGC), 6.01%, 1/01/27 (a)	5,000	2,292,800
Project, Series A, 5.00%, 1/01/33	10,000	9,445,400
City of Chicago Illinois, RB, Wastewater Transmission Project, 2nd Lien:
4.00%, 1/01/31	10,375	9,090,160
4.00%, 1/01/32	10,790	9,302,167
4.00%, 1/01/33	11,220	9,585,919
4.00%, 1/01/35	9,135	7,624,071
City of Chicago Illinois, Refunding ARB, O'Hare International Airport Passenger Facility Charge, Series B, AMT:
4.00%, 1/01/27	5,000	4,624,450
4.00%, 1/01/29	28,425	25,538,725
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,542,694
4.00%, 12/01/31	1,715	1,611,637
4.00%, 12/01/32	1,800	1,672,398
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	17,428,783
Illinois Finance Authority, RB, Noble Network School Project, 6.00%, 9/01/32	1,620	1,623,418
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.00%, 5/15/22	4,835	4,713,642
Lutheran Home & Services Obligated Group, 5.50%, 5/15/27	4,350	4,204,884
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	3,400	3,172,506
Northwestern Memorial Healthcare, 4.00%, 8/15/33	7,665	6,850,594
The Peoples Gas Light & Coke Company Project, 4.00%, 2/01/33	11,000	9,812,550

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Will County Community High School District No. 210 Lincoln-Way, GO, Refunding:
Series A, 5.00%, 1/01/31	$16,300	$17,055,342
CAB, Series B, 5.47%, 1/01/29 (a)	6,920	3,051,512
CAB, Series B, 5.66%, 1/01/30 (a)	5,680	2,305,398
CAB, Series B, 5.74%, 1/01/31 (a)	13,330	5,047,671
CAB, Series B, 5.77%, 1/01/32 (a)	16,500	5,871,195
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 2/01/29	9,305	8,934,196
4.00%, 2/01/30	9,835	9,326,334

		181,728,446

Indiana — 3.0%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 8/01/33	8,500	8,140,620
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 5/01/35	23,565	20,231,260
Earlham College Project, 5.00%, 10/01/32	11,255	11,618,874

		39,990,754

Iowa — 2.3%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	18,500	17,683,965
5.25%, 12/01/25	14,345	13,094,546

		30,778,511

Kansas — 0.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series A, 5.00%, 11/15/32	10,000	10,380,700

Louisiana — 3.4%
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A:
5.00%, 7/01/27	3,770	4,057,086
5.00%, 7/01/28	4,420	4,687,498
5.00%, 7/01/29	3,000	3,152,370

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A (concluded):
5.00%, 7/01/30	$5,000	$5,213,850
5.00%, 7/01/31	5,105	5,266,624
5.00%, 7/01/32	3,000	3,073,770
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 4/01/31	300	296,553
5.00%, 4/01/32	1,000	977,600
5.00%, 4/01/33	1,575	1,531,089
Terrebonne Levee & Conservation District, RB, Sales Tax:
5.00%, 7/01/29	1,925	2,010,412
4.25%, 7/01/32	1,250	1,213,400
5.00%, 7/01/33	1,000	1,037,190
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,425	3,405,512
5.25%, 5/15/32	4,375	4,328,931
5.25%, 5/15/33	4,750	4,681,410
5.25%, 5/15/35	1,500	1,471,515

		46,404,810

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Eastern Maine Medical Center Obligation:
5.00%, 7/01/25	1,250	1,354,550
5.00%, 7/01/26	1,000	1,070,360
5.00%, 7/01/27	1,000	1,057,270
3.75%, 7/01/28	1,000	898,120
5.00%, 7/01/33	5,000	5,080,150
Maine State Housing Authority, Refunding RB, S/F Housing, Series B, 3.45%, 11/15/32	12,000	10,112,760

		19,573,210

Maryland — 0.4%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	5,000	5,202,700
Salisbury University Project, 5.00%, 6/01/34	500	477,700

		5,680,400

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 1.5%
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 7/01/29	$10,000	$9,769,700
Massachusetts HFA, Refunding RB, S/F Housing, AMT:
Series 160, 4.00%, 12/01/32	195	176,091
Series 163, 4.00%, 12/01/33	11,635	10,251,482

		20,197,273

Michigan — 1.0%
Michigan Finance Authority, Refunding RB:
Holland Community Hospital, Series A, 5.00%, 1/01/33	750	751,042
Oakwood Obligation Group, 5.00%, 8/15/30	4,105	4,149,047
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	9,195	8,145,759

		13,045,848

Missouri — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Series A, 5.00%, 10/01/33	5,500	5,836,875
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 4.00%, 11/15/33	2,010	1,734,469

		7,571,344

Nebraska — 1.2%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 9/01/27	7,010	7,109,612
Gas Project No. 3, 5.00%, 9/01/32	9,500	9,738,165

		16,847,777

New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Concord Hospital, Series A:
5.00%, 10/01/26	1,075	1,140,844
5.00%, 10/01/27	1,180	1,238,374
4.00%, 10/01/33	3,500	3,049,655

Municipal Bonds	Par (000)	Value

New Hampshire (concluded)
New Hampshire State Turnpike System, RB, Series C:
4.00%, 8/01/33	$4,350	$4,166,082
4.00%, 8/01/35	4,745	4,417,785

		14,012,740

New Jersey — 13.3%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.75%, 9/15/27	6,200	5,909,158
5.25%, 9/15/29	12,230	11,239,859
7.20%, 11/15/30 (c)	10,100	10,099,697
New Jersey EDA, Refunding RB:
4.25%, 6/15/27	16,500	15,459,345
Cigarette Tax, 5.00%, 6/15/26	10,610	10,996,416
New Jersey EDA, Refunding, Special Assessment Kapkowski Road Landfill Project, 5.75%, 4/01/31	5,000	4,918,750
New Jersey Educational Facilities Authority, Refunding RB, Seton Hall University, Series D, 5.00%, 7/01/33	1,000	1,047,570
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health, Series A, 4.00%, 7/01/26	3,000	2,888,520
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT:
4.10%, 11/01/28	15,800	14,996,886
4.35%, 11/01/33	7,315	6,657,821
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	5,500	5,854,365
Transportation Systems, CAB, Series A, 5.00%, 12/15/28 (a)	66,000	31,275,420
Transportation Systems, CAB, Series A, 5.13%, 12/15/29 (a)	18,000	7,954,380
Transportation Systems, Series AA, 4.00%, 6/15/30	14,315	14,143,220
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 1/01/27	5,000	5,237,300
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 172nd Series, AMT, 5.00%, 10/01/34	5,000	5,131,050

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	6

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	$6,950	$6,429,028
4.63%, 6/01/26	22,460	19,311,108

		179,549,893

New Mexico — 1.1%
New Mexico Educational Assistance Foundation, RB, Education Loan, AMT:
Series A-1, 3.75%, 9/01/31	6,250	5,489,812
Series A-2, 3.80%, 11/01/32	5,850	5,107,577
Series A-2, 3.80%, 9/01/33	5,000	4,344,950

		14,942,339

New York — 7.2%
Build NYC Resource Corp., RB, Bronx Charter School For International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	3,530	3,138,947
Housing Development Corp., RB, M/F Housing, Series K-1:
3.40%, 11/01/30	8,070	7,102,246
3.50%, 11/01/32	5,865	5,053,577
Housing Development Corp., Refunding RB, M/F Housing:
Series L-1, 3.40%, 11/01/30	1,580	1,390,526
Series L-1, 3.50%, 11/01/32	1,160	999,514
Series L-2-A, 3.60%, 11/01/33	11,000	9,470,450
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	25,000	26,413,750
New York Mortgage Agency, Refunding RB, Series 48, 3.45%, 10/01/33	3,500	2,998,520
New York State HFA, RB, M/F Affordable Housing (SONYMA), Series F:
3.05%, 11/01/27	4,020	3,583,669
3.45%, 11/01/32	5,235	4,483,778
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	3,000	2,765,280

Municipal Bonds	Par (000)	Value

New York (concluded)
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 4.50%, 7/01/32	$9,215	$7,812,569
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series A (a):
4.60%, 11/15/29	17,810	8,582,283
4.77%, 11/15/30	25,215	11,295,059
4.86%, 11/15/31	5,000	2,104,350

		97,194,518

North Carolina — 1.3%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, US Airways, Inc. Project, AMT, 5.60%, 7/01/27	15,000	14,376,900
North Carolina Medical Care Commission, RB, Mission Health Combined Group, 4.63%, 10/01/30	2,000	1,991,800
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Whitestone Project, Series A, 7.75%, 3/01/31	1,665	1,777,171

		18,145,871

North Dakota — 0.1%
North Dakota HFA, RB, M/F Housing, Series A, 3.60%, 7/01/32	2,385	2,039,890

Ohio — 0.3%
Ohio State University, RB, General Receipts Special Purpose, Series A, 4.00%, 6/01/31	4,220	4,162,186

Oklahoma — 0.3%
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A:
5.00%, 4/01/23	1,050	1,037,547
5.00%, 4/01/29	1,500	1,430,145
5.00%, 4/01/33	1,050	961,989

		3,429,681

Pennsylvania — 9.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/27	6,750	6,671,767

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A (concluded):
5.00%, 5/01/28	$5,000	$4,894,050
5.00%, 5/01/29	3,745	3,618,307
5.00%, 5/01/30	5,300	5,075,969
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Asbury Pennsylvania Obligated Group:
5.00%, 1/01/22	750	741,540
5.25%, 1/01/27	1,275	1,223,401
5.25%, 1/01/32	2,000	1,838,340
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 7/01/33	27,535	24,717,343
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000	5,140,300
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,521,350
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke's Hospital of Bethlehem, Series A, 5.00%, 8/15/33	13,250	12,828,385
East Hempfield Township IDA, RB, Student Services Incorporate Student Housing, 5.00%, 7/01/30	1,280	1,229,542
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., AMT:
Series A, 6.25%, 11/01/27	6,520	6,400,945
Series B, 6.13%, 11/01/27	3,000	2,910,990
Pennsylvania HFA, RB, S/F Housing, Series 114, 3.30%, 10/01/32	20,500	16,883,800
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,075,228

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, La Salle University, 4.00%, 5/01/32	$3,000	$2,537,430
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 4/01/27	4,130	4,342,654
5.00%, 4/01/28	8,000	8,322,880
5.00%, 4/01/29	6,000	6,174,120
5.00%, 4/01/30	5,500	5,609,560
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project:
5.00%, 9/15/29	355	391,934
5.00%, 9/15/30	325	355,440
5.00%, 9/15/31	325	354,045
5.00%, 9/15/32	300	324,258
5.00%, 9/15/33	300	322,734

		130,506,312

South Carolina — 0.1%
South Carolina Jobs-EDA, Refunding RB, Bon Secours Health System, Inc., 5.00%, 5/01/28	2,000	1,840,860

South Dakota — 0.1%
Educational Enhancement Funding Corp., Refunding RB, Series B, 5.00%, 6/01/27	650	693,921

Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.00%, 1/01/33 (d)	1,500	1,502,085

Texas — 16.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, Series A, 5.00%, 1/01/33	1,260	1,222,137
City of Brownsville Texas Utilities System Revenue, Refunding RB, Series A:
4.00%, 9/01/30	11,170	10,591,059
4.00%, 9/01/31	11,220	10,523,462
City of Houston Texas Airport System Revenue, RB, Series E, 6.75%, 7/01/29	1,500	1,499,820
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/33	1,650	1,743,621
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A:
3.10%, 12/01/22	1,050	926,919

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	8

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A (concluded):
3.95%, 12/01/32	$1,800	$1,409,850
County of Harris Texas, Refunding RB, Toll Road Senior Lien, Series C, 4.00%, 8/15/33	12,325	11,476,547
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 1/01/33	1,090	967,092
Memorial Hermann Health System, 4.00%, 12/01/31	20,000	17,967,800
YMCA of the Greater Houston Area, 5.00%, 6/01/28	1,500	1,462,050
YMCA of the Greater Houston Area, 5.00%, 6/01/33	3,000	2,859,390
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 5/01/30	30,730	28,531,268
Series B (AMBAC), AMT, 4.55%, 5/01/30	10,000	9,233,700
Series B-2, 4.00%, 6/01/30	10,000	8,964,900
County of Midland Texas Fresh Water Supply District No. 1, RB, City of Midland Project, Series A:
CAB, 4.74%, 9/15/31 (a)	6,235	2,701,189
CAB, 4.94%, 9/15/32 (a)	15,135	6,021,308
5.00%, 9/15/31	2,435	2,619,013
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	4,887,300
4.00%, 11/15/32	15,420	13,507,766
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, 5.00%, 8/15/33	5,000	5,140,000
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	5,750	5,648,857
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services:
4.00%, 5/15/31	9,970	9,392,737
4.00%, 5/15/32	10,635	9,832,164

Municipal Bonds	Par (000)	Value

Texas (concluded)
New Hope Cultural Education Facilities Corp., RB, Stephenville Tarleton University Project, Series A, 5.38%, 4/01/28	$1,150	$1,131,267
New Hope Cultural Education Facilities Corp., Refunding RB, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,623,792
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 1/01/22	1,000	953,810
5.50%, 1/01/32	1,000	927,320
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	25,000	24,330,500
Natural Gas Utility Improvements, 5.00%, 12/15/30	18,000	17,634,060

		215,730,698

US Virgin Islands — 0.7%
Virgin Islands Public Finance Authority, Refunding RB, Gross Receipts Taxes Loan Note, Series A, 5.00%, 10/01/32	10,000	9,807,800

Utah — 0.8%
County of Salt Lake Utah Housing Authority, RB, M/F Housing, Liberty Village Apartments Project (Freddie Mac), 3.38%, 8/01/28	12,000	10,711,320

Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	2,400	2,234,208

Virginia — 6.1%
County of Fairfax Virginia EDA, Refunding RB, Vinson Hall LLC, Series A:
4.00%, 12/01/22	505	465,691
4.50%, 12/01/32	2,840	2,405,480
5.00%, 12/01/32	2,000	1,816,680
County of Fairfax Virginia IDA, Refunding RB, Inova Health System, Series D, 4.00%, 5/15/29	5,325	5,294,435
County of Henrico Virginia EDA, Refunding RB, Bon Secours Health System, 5.00%, 11/01/30	3,400	3,496,798

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	9

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
Series A, 4.50%, 7/01/30	$3,000	$2,469,060
Series A, 4.50%, 7/01/32	1,100	885,401
County of Norfolk Virginia EDA, Refunding RB, Bon Secours Health System, Inc.:
5.00%, 11/01/28	5,000	5,285,700
5.00%, 11/01/29	5,000	5,217,200
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligated Group, Series B, 4.00%, 11/01/33	15,445	13,667,435
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.25%, 3/01/26	500	447,845
Virginia HDA, RB, Remarketing:
M/F Housing, Sub-Series C-2, 3.00%, 4/01/31	23,175	19,356,223
S/F Housing, Sub-Series C-3, 3.25%, 4/01/31	21,500	17,309,865
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	3,940	3,652,380

		81,770,193

Washington — 3.7%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 9/01/18	1,025	989,515
3.75%, 9/01/19	1,060	1,016,932
4.13%, 9/01/21	1,145	1,087,784
4.50%, 9/01/22	1,000	961,130
5.00%, 9/01/27	1,000	951,000
5.25%, 9/01/32	1,850	1,742,256
Port of Seattle Industrial Development Corp., Refunding RB, Special Facilities, Delta Airlines, Inc. Project, AMT, 5.00%, 4/01/30	5,000	4,420,100
Spokane Public Facilities District, Refunding RB, Series B:
4.50%, 12/01/30	5,370	5,250,786
5.00%, 12/01/32	5,895	6,048,270
5.00%, 9/01/33	4,665	4,764,598

Municipal Bonds	Par (000)	Value

Washington (concluded)
State of Washington, COP, State and Local Agency Real and Personal Property, Series B:
4.00%, 7/01/29	$4,105	$4,048,351
4.00%, 7/01/30	4,290	4,162,630
4.00%, 7/01/31	4,470	4,321,149
4.00%, 7/01/32	4,590	4,391,528
Washington State Housing Finance Commission, Refunding RB:
Emerald Heights Project, 5.00%, 7/01/28	1,000	1,010,630
Emerald Heights Project, 5.00%, 7/01/33	1,100	1,085,018
Series 1N (Ginnie Mae) (FannieMae) (Freddie Mac), 3.50%, 12/01/33	4,035	3,349,857

		49,601,534

Wisconsin — 1.0%
Public Finance Authority, Refunding RB, Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 7/01/28	2,250	2,204,775
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Aspirus, Inc., Obligated Group, 5.00%, 8/15/28	3,510	3,644,679
Aspirus, Inc., Obligated Group, 5.00%, 8/15/29	3,685	3,796,950
Marquette University, 4.00%, 10/01/32	4,520	4,322,928

		13,969,332

Wyoming — 1.1%
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 3.75%, 12/01/32	16,790	14,794,173

Total Municipal Bonds — 141.6%		1,908,533,179

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)

Colorado — 5.5%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT (f):
4.25%, 11/15/29	33,820	31,676,692
4.25%, 11/15/30	35,210	32,978,602
4.25%, 11/15/31	8,085	7,572,622

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	10

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value

Colorado (concluded)
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT (concluded):
4.25%, 11/15/32	$2,230	$2,088,676

		74,316,592

Florida — 6.5%
County of Broward Florida, ARB, Series Q-1 (f):
4.00%, 10/01/29	17,200	15,908,862
4.00%, 10/01/30	18,095	16,736,677
4.00%, 10/01/31	18,820	17,407,254
4.00%, 10/01/32	19,575	18,105,580
4.00%, 10/01/33	20,355	18,827,028

		86,985,401

Iowa — 3.0%
Iowa State Board of Regents, RB, University of Iowa Hospitals and Clinics:
4.00%, 9/01/28	3,375	3,274,037
4.00%, 9/01/29	6,525	6,329,804
4.00%, 9/01/30	6,325	6,135,788
4.00%, 9/01/31	8,650	8,391,235
4.00%, 9/01/32	7,750	7,518,159
4.00%, 9/01/33	9,375	9,094,547

		40,743,570

Texas — 10.9%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	14,142,353
4.00%, 9/15/31	19,475	18,361,488
4.00%, 9/15/32	18,075	17,041,535
4.00%, 9/15/33	11,000	10,371,059
4.00%, 9/15/34	11,885	11,205,458
4.00%, 9/15/35	4,500	4,242,706

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value

Texas (concluded)
Dallas/Fort Worth International Airport, Refunding RB, AMT (f):
Series E, 4.00%, 11/01/32	$6,915	$6,742,240
Series E, 4.13%, 11/01/35	10,435	10,174,298
Series F, 5.00%, 11/01/29	12,820	12,499,713
Series F, 5.00%, 11/01/30	15,565	15,176,134
Series F, 5.00%, 11/01/31	10,000	9,750,166
Series F, 5.00%, 11/01/32	17,170	16,741,035

		146,448,185

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 25.9%		348,493,748

Total Long-Term Investments (Cost — $2,498,562,739) — 167.5%		2,257,026,927

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	5,683,067	5,683,067

Total Short-Term Securities (Cost — $5,683,067) — 0.4%		5,683,067

Options Purchased (Cost — $6,716,103) — 0.0%		98,438

Total Investments (Cost — $2,510,961,909*) — 167.9%		2,262,808,432
Other Assets Less Liabilities — 1.5%		18,891,840
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.7%)		(184,137,131)
RVMTP Shares, at Liquidation Value — (55.7%)		(750,000,000)

Net Assets Applicable to Common Shares — 100.0%		$1,347,563,141

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,340,247,629
Gross unrealized appreciation	$1,006,630
Gross unrealized depreciation	(262,565,801)
Net unrealized depreciation	$(261,559,171)

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	11

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co. LLC	$1,502,085	$14,940

(e)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from November 1, 2018 to November 15, 2020 is $128,607,107.
(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

FFI Institutional Tax-Exempt Fund	55,145,313	(49,462,246)	5,683,067	$771

(h)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corp.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	12

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT)

•	Exchange-traded options purchased as of October 31, 2013 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value

10-Year US Treasury Note	Put	$121.00	11/22/13	6,300	$98,438

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$2,257,026,927	—	$2,257,026,927
Short-Term Securities	$5,683,067	—	—	5,683,067
Options Purchased:
Interest Rate Contracts	98,438	—	—	98,438
Total	$5,781,505	$2,257,026,927	—	$2,262,808,432

[1]	See above Schedule of Investments for values in each state or political subdivision.
BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	13

Schedule of Investments (concluded)	BlackRock Municipal Target Term Trust (BTT)

Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$464,589	—	—	$464,589
Liabilities:
RVMTP Shares	—	$(750,000,000)	—	(750,000,000)
TOB trust certificates	—	(184,119,974)	—	(184,119,974)

Total	$464,589	$(934,119,974)	—	$(933,655,385)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2013	14

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Target Term Trust

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Target Term Trust

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Target Term Trust

Date: December 23, 2013